Consolidated Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2020	18,145,428
Balance at Dec. 31, 2020	$ 18,145	$ 2,061,635	$ (4,301,180)	$ (2,221,400)
Net loss	$ 0	0	(1,070,738)	(1,070,738)
Shares issued for the settlement of accounts payable, related party (in shares)	451,678
Shares issued for the settlement of accounts payable, related party	$ 452	451,226	0	451,678
Balance (in shares) at Dec. 31, 2021	18,824,106
Balance at Dec. 31, 2021	$ 18,824	2,739,634	(5,371,918)	(2,613,460)
Stock-based compensation	0	63,000	0	63,000
Net loss	$ 0	0	(376,138)	(376,138)
Balance (in shares) at Mar. 31, 2022	18,824,106
Balance at Mar. 31, 2022	$ 18,824	2,802,634	(5,748,056)	(2,926,598)
Balance (in shares) at Dec. 31, 2021	18,824,106
Balance at Dec. 31, 2021	$ 18,824	2,739,634	(5,371,918)	(2,613,460)
Net loss				(770,673)
Balance (in shares) at Jun. 30, 2022	18,824,106
Balance at Jun. 30, 2022	$ 18,824	2,853,634	(6,142,591)	(3,270,133)
Balance (in shares) at Dec. 31, 2021	18,824,106
Balance at Dec. 31, 2021	$ 18,824	2,739,634	(5,371,918)	(2,613,460)
Balance (in shares) at Dec. 31, 2022	21,653,326
Balance at Dec. 31, 2022	$ 21,653	5,731,830	(7,092,107)	(1,338,624)
Balance (in shares) at Mar. 31, 2022	18,824,106
Balance at Mar. 31, 2022	$ 18,824	2,802,634	(5,748,056)	(2,926,598)
Stock-based compensation	0	51,000	0	51,000
Net loss	$ 0	0	(394,535)	(394,535)
Balance (in shares) at Jun. 30, 2022	18,824,106
Balance at Jun. 30, 2022	$ 18,824	2,853,634	(6,142,591)	(3,270,133)
Balance (in shares) at Dec. 31, 2022	21,653,326
Balance at Dec. 31, 2022	$ 21,653	5,731,830	(7,092,107)	(1,338,624)
Stock-based compensation	0	62,000	0	62,000
Net loss	$ 0	0	(459,822)	(459,822)
Balance (in shares) at Mar. 31, 2023	21,653,326
Balance at Mar. 31, 2023	$ 21,653	5,793,830	(7,551,929)	(1,736,446)
Balance (in shares) at Dec. 31, 2022	21,653,326
Balance at Dec. 31, 2022	$ 21,653	5,731,830	(7,092,107)	(1,338,624)
Net loss				(1,015,019)
Balance (in shares) at Jun. 30, 2023	21,724,178
Balance at Jun. 30, 2023	$ 21,724	6,190,019	(8,107,126)	(1,895,383)
Balance (in shares) at Mar. 31, 2023	21,653,326
Balance at Mar. 31, 2023	$ 21,653	5,793,830	(7,551,929)	(1,736,446)
Stock-based compensation	0	42,000	0	42,000
Net loss	$ 0	0	(555,197)	(555,197)
Shares issued for the settlement of accounts payable, related party (in shares)	70,852
Shares issued for the settlement of accounts payable, related party	$ 71	354,189	0	354,260
Balance (in shares) at Jun. 30, 2023	21,724,178
Balance at Jun. 30, 2023	$ 21,724	$ 6,190,019	$ (8,107,126)	$ (1,895,383)